UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07388

Value Line Small Cap Opportunities Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: March 31,2018

Date of reporting period: December 31, 2017

Item 1:	Schedule of Investments.

A copy of Schedule of Investments for the period ended 12/31/17 is included with this Form.

Value Line Small Cap Opportunities Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (96.9%)

CONSUMER DISCRETIONARY (11.2%)

	APPAREL (0.2%)
36,600	Wolverine World Wide, Inc. (1)	$1,166,808

	AUTO PARTS & EQUIPMENT (0.3%)
7,100	Cooper-Standard Holdings, Inc. *	869,750
5,500	Dorman Products, Inc. *(1)	336,270
		1,206,020

	COMMERCIAL SERVICES (1.2%)
5,600	Aaron's, Inc.	223,160
89,900	Monro, Inc. (1)	5,119,805
8,900	Nutrisystem, Inc. (1)	468,140
		5,811,105

	DISTRIBUTION & WHOLESALE (2.2%)
42,700	Core-Mark Holding Co., Inc. (1)	1,348,466
76,500	Pool Corp. (1)	9,918,225
		11,266,691

	ENTERTAINMENT (1.9%)
25,400	Churchill Downs, Inc.	5,910,580
23,800	Marriott Vacations Worldwide Corp. (1)	3,217,998
10,000	Scientific Games Corp. Class A *(1)	513,000
		9,641,578

	HOME BUILDERS (0.2%)
5,500	Cavco Industries, Inc. *(1)	839,300

	HOUSEHOLD PRODUCTS (0.4%)
19,600	Helen of Troy, Ltd. *	1,888,460

	LEISURE TIME (1.0%)
34,300	LCI Industries (1)	4,459,000
18,200	Planet Fitness, Inc. Class A *(1)	630,266
		5,089,266

	LODGING (0.2%)
36,000	ILG, Inc.	1,025,280

	RETAIL (3.6%)
21,200	Asbury Automotive Group, Inc. *	1,356,800
14,800	Big Lots, Inc. (1)	831,020
31,000	Buffalo Wild Wings, Inc. *	4,846,850
39,900	Cheesecake Factory, Inc. (The) (1)	1,922,382
6,300	Children's Place, Inc. (The) (1)	915,705
51,700	Dave & Buster's Entertainment, Inc. *(1)	2,852,289
19,900	Domino's Pizza, Inc. (1)	3,760,304
6,200	Five Below, Inc. *(1)	411,184
26,400	Texas Roadhouse, Inc.	1,390,752
		18,287,286
		56,221,794

Shares		Value
CONSUMER STAPLES (4.9%)

	BEVERAGES (0.4%)
10,300	Boston Beer Co., Inc. (The) Class A *(1)	$1,968,330

	FOOD (3.0%)
47,400	B&G Foods, Inc. (1)	1,666,110
12,100	Bob Evans Farms, Inc.	953,722
12,600	Cal-Maine Foods, Inc. *(1)	560,070
54,200	Calavo Growers, Inc. (1)	4,574,480
39,400	J&J Snack Foods Corp. (1)	5,982,102
11,600	Lancaster Colony Corp.	1,498,836
		15,235,320

	RETAIL (1.5%)
66,800	Casey's General Stores, Inc. (1)	7,477,592
		24,681,242

FINANCIALS (10.5%)

	BANKS (1.6%)
104,548	First Financial Bankshares, Inc. (1)	4,709,888
37,900	Prosperity Bancshares, Inc. (1)	2,655,653
11,800	Walker & Dunlop, Inc. *	560,500
		7,926,041

	COMMERCIAL SERVICES (2.2%)
32,900	Green Dot Corp. Class A *	1,982,554
27,000	LendingTree, Inc. *(1)	9,192,150
		11,174,704

	DIVERSIFIED FINANCIAL SERVICES (1.5%)
9,800	PRA Group, Inc. *(1)	325,360
125,100	Stifel Financial Corp. (1)	7,450,956
		7,776,316

	INSURANCE (4.4%)
60,900	Arch Capital Group, Ltd. *	5,527,893
18,200	Primerica, Inc.	1,848,210
58,600	ProAssurance Corp.	3,348,990
20,300	RenaissanceRe Holdings, Ltd. (1)	2,549,477
131,900	RLI Corp. (1)	8,001,054
2,300	Selective Insurance Group, Inc.	135,010
14,200	Validus Holdings, Ltd. (1)	666,264
		22,076,898

	REITS (0.8%)
45,200	Equity Lifestyle Properties, Inc. REIT (1)	4,023,704
		52,977,663

HEALTHCARE (7.4%)

	BIOTECHNOLOGY (0.2%)
4,400	Bio-Rad Laboratories, Inc. Class A *	1,050,148

	HEALTHCARE PRODUCTS (3.4%)
39,900	Cantel Medical Corp.	4,104,513

1

December 31, 2017

Shares		Value
31,500	ICU Medical, Inc. *	$6,804,000
20,000	IDEXX Laboratories, Inc. *	3,127,600
19,800	Insulet Corp. *	1,366,200
16,400	Nevro Corp. *(1)	1,132,256
30,200	Wright Medical Group NV *(1)	670,440
		17,205,009

	HEALTHCARE SERVICES (2.5%)
32,000	Chemed Corp. (1)	7,776,640
17,000	Teladoc, Inc. *(1)	592,450
29,300	Tivity Health, Inc. *(1)	1,070,915
42,300	US Physical Therapy, Inc.	3,054,060
		12,494,065

	PHARMACEUTICALS (1.3%)
79,000	Akorn, Inc. *(1)	2,546,170
29,300	Neogen Corp. *	2,408,753
15,200	PRA Health Sciences, Inc. *	1,384,264
		6,339,187
		37,088,409

INDUSTRIALS (36.2%)

	AEROSPACE & DEFENSE (6.6%)
56,400	Esterline Technologies Corp. *	4,213,080
147,681	HEICO Corp. (1)	13,933,702
10,500	KLX, Inc. *	716,625
79,400	Teledyne Technologies, Inc. *	14,383,310
		33,246,717

	BUILDING MATERIALS (4.7%)
124,000	AAON, Inc. (1)	4,550,800
3,600	American Woodmark Corp. *	468,900
80,800	Lennox International, Inc.	16,827,408
16,000	Trex Co., Inc. *(1)	1,734,240
		23,581,348

	COMMERCIAL SERVICES (4.3%)
5,500	Brink's Co. (The)	432,850
198,800	Healthcare Services Group, Inc. (1)	10,480,736
18,200	Insperity, Inc.	1,043,770
3,000	On Assignment, Inc. *(1)	192,810
185,900	Rollins, Inc. (1)	8,649,927
16,300	TriNet Group, Inc. *(1)	722,742
		21,522,835

	COMPUTERS (0.3%)
27,800	Mercury Systems, Inc. *(1)	1,427,530

	ELECTRICAL EQUIPMENT (1.5%)
9,500	Acuity Brands, Inc. (1)	1,672,000
85,700	EnerSys	5,967,291
		7,639,291

	ELECTRONICS (1.7%)
7,100	Watts Water Technologies, Inc. Class A	539,245

Shares		Value
102,000	Woodward Inc.	$7,807,080
		8,346,325

	ENGINEERING & CONSTRUCTION (1.0%)
41,000	Argan, Inc. (1)	1,845,000
14,300	Dycom Industries, Inc. *(1)	1,593,449
3,800	EMCOR Group, Inc.	310,650
12,700	Exponent, Inc.	902,970
5,000	Granite Construction, Inc.	317,150
		4,969,219

	ENVIRONMENTAL CONTROL (2.0%)
140,900	Waste Connections, Inc.	9,995,446

	HAND & MACHINE TOOLS (1.5%)
14,100	Franklin Electric Co., Inc. (1)	647,190
73,500	Lincoln Electric Holdings, Inc.	6,731,130
		7,378,320

	HOUSEWARES (2.6%)
200,200	Toro Co. (The)	13,059,046

	MACHINERY DIVERSIFIED (3.1%)
28,000	Applied Industrial Technologies, Inc.	1,906,800
8,600	Kadant, Inc.	863,440
68,700	Middleby Corp. (The) *(1)	9,271,065
25,800	Nordson Corp.	3,777,120
		15,818,425

	MACHINERY-CONSTR&MINING (0.1%)
10,300	BWX Technologies, Inc.	623,047

	METAL FABRICATE/HARDWARE (1.9%)
23,000	Mueller Industries, Inc. (1)	814,890
52,500	RBC Bearings, Inc. *	6,636,000
13,800	Valmont Industries, Inc.	2,288,730
		9,739,620

	MISCELLANEOUS MANUFACTURERS (3.4%)
102,900	AZZ, Inc. (1)	5,258,190
36,200	Carlisle Companies, Inc.	4,114,130
61,900	EnPro Industries, Inc.	5,788,269
13,100	John Bean Technologies Corp. (1)	1,451,480
15,600	Lydall, Inc. *	791,700
		17,403,769

	RETAIL (0.4%)
40,600	Rush Enterprises, Inc. Class A *	2,062,886

	TRANSPORTATION (1.1%)
33,800	Landstar System, Inc. (1)	3,518,580
20,000	XPO Logistics, Inc. *(1)	1,831,800
		5,350,380
	TRUCKING & LEASING (0.0%)
4,600	Greenbrier Companies, Inc. (The) (1)	245,180
		182,409,384

2

Schedule of Investments (unaudited) (continued)

Shares		Value
INFORMATION TECHNOLOGY (17.8%)

	COMMERCIAL SERVICES (1.4%)

50,000	WEX, Inc. *(1)	$7,061,500

	COMPUTERS (2.4%)
3,700	CACI International, Inc. Class A *	489,695
57,700	ExlService Holdings, Inc. *	3,482,195
10,800	Insight Enterprises, Inc. *	413,532
54,300	MAXIMUS, Inc.	3,886,794
6,400	Qualys, Inc. *(1)	379,840
41,700	Science Applications International Corp.	3,192,969
10,000	Teradata Corp. *(1)	384,600
		12,229,625

	ELECTRICAL EQUIPMENT (0.3%)
7,800	Littelfuse, Inc. (1)	1,542,996

	ELECTRONICS (2.5%)
8,000	Applied Optoelectronics, Inc. *(1)	302,560
3,500	Coherent, Inc. *	987,770
4,000	Control4 Corp. *(1)	119,040
10,500	II-VI, Inc. *(1)	492,975
6,000	Itron, Inc. *	409,200
2,400	Rogers Corp. *	388,608
56,800	SYNNEX Corp.	7,721,960
22,800	Tech Data Corp. *	2,233,716
		12,655,829

	ENERGY-ALTERNATE SOURCES (0.1%)
9,000	SolarEdge Technologies, Inc. *	337,950

	INTERNET (3.5%)
93,300	ePlus, Inc. *	7,016,160
48,800	Proofpoint, Inc. *(1)	4,333,928
28,800	Stamps.com, Inc. *(1)	5,414,400
9,000	Trade Desk, Inc. (The) Class A *(1)	411,570
9,600	Zendesk, Inc. *	324,864
		17,500,922

	SEMICONDUCTORS (0.2%)
15,000	Axcelis Technologies, Inc. *(1)	430,500
5,100	Silicon Laboratories, Inc. *	450,330
		880,830

	SOFTWARE (7.4%)
37,100	ACI Worldwide, Inc. *	841,057
23,826	ANSYS, Inc. *	3,516,479
12,900	Blackbaud, Inc.	1,218,921
17,900	CommVault Systems, Inc. *	939,750
38,100	Fair Isaac Corp.	5,836,920
58,400	j2 Global, Inc. (1)	4,381,752
13,400	New Relic, Inc. *	774,118
16,300	Paycom Software, Inc. *(1)	1,309,379
62,658	Tyler Technologies, Inc. *(1)	11,093,599

Shares		Value
31,400	Ultimate Software Group, Inc. (The) *(1)	$6,852,422
16,500	Verint Systems, Inc. *	690,525
		37,454,922
		89,664,574

MATERIALS (5.9%)

	BUILDING MATERIALS (0.5%)
26,500	US Concrete, Inc. *(1)	2,216,725

	CHEMICALS (2.0%)
12,700	Balchem Corp. (1)	1,023,620
8,700	NewMarket Corp. (1)	3,457,293
30,400	PolyOne Corp. (1)	1,322,400
58,300	Sensient Technologies Corp.	4,264,645
		10,067,958

	HOUSEWARES (0.8%)
38,800	Scotts Miracle-Gro Co. (The) (1)	4,151,212

	MISCELLANEOUS MANUFACTURERS (1.6%)
95,200	AptarGroup, Inc.	8,213,856

	PACKAGING & CONTAINERS (1.0%)
172,600	Silgan Holdings, Inc.	5,072,714
		29,722,465

UTILITIES (3.0%)

	ELECTRIC (0.6%)
37,800	El Paso Electric Co. (1)	2,092,230
15,600	NorthWestern Corp.	931,320
		3,023,550

	OIL & GAS (2.4%)
55,200	New Jersey Resources Corp.	2,219,040
23,800	Northwest Natural Gas Co.	1,419,670
167,800	South Jersey Industries, Inc. (1)	5,240,394
41,600	Southwest Gas Holdings, Inc. (1)	3,347,968
		12,227,072
		15,250,622

TOTAL COMMON STOCKS (Cost $272,495,379) (96.9%)		488,016,153

SHORT-TERM INVESTMENTS (10.5%)

MONEY MARKET FUNDS (10.5%)
14,469,982	State Street Institutional U.S. Government Money Market Fund, Premier Class	14,469,982
38,107,609	State Street Navigator Securities Lending Government Money Market Portfolio (2)	38,107,609

3

December 31, 2017

Shares	Value
TOTAL SHORT-TERM INVESTMENTS (Cost $52,577,591) (10.5%)	52,577,591
TOTAL INVESTMENT SECURITIES (107.4%) (Cost $325,072,970)	$540,593,744
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-7.4%)	(37,142,869)
NET ASSETS (3) (100%)	$503,450,875

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of December 31, 2017, the market value of the securities on loan was $137,042,512.
(2)	Securities with an aggregate market value of $137,042,512 were out on loan in exchange for $38,107,609 of cash collateral as of December 31, 2017. The collateral was invested in a cash collateral reinvestment vehicle.
(3)	For federal income tax purposes, the aggregate cost was $325,072,970, aggregate gross unrealized appreciation was $219,289,226, aggregate gross unrealized depreciation was $3,768,452 and the net unrealized appreciation was $215,520,774.
REIT	Real Estate Investment Trust.

4

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of December 31, 2017:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$488,016,153	$—	$—	$488,016,153
Short-Term Investments	52,577,591	—	—	52,577,591
Total Investments in Securities	$540,593,744	$—	$—	$540,593,744

* See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended December 31, 2017, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended December 31, 2017, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

5

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	3/1/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	3/1/2018